Company Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2014
Beauty Wave Limited ("Beauty Wave")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	British Virgin Islands ("BVI")
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
China Wave Group Limited ("China Wave")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
Uni-Force Development Limited ("Uni-Force")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
Huiyou Digital (Shenzhen) Ltd. ("Huiyou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct. 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX Hong Kong Limited ("OWX HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Dec. 28, 2009
Percentage of ownership	100.00%
Principal activities	Provision of handset design products and services
Shenzhen Zhongtuokechuang Technology Co., Ltd. ("Zhongtuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Nov. 18, 2010
Percentage of ownership	100.00%
Principal activities	Provision of handset design products and services
Shenzhen Qilewuxian Software Development Co. Ltd. ("Qilewuxian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Apr. 19, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
3GUU Mobile Entertainment Industrial Co., Ltd. ("3GUU BVI")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
3GUU Mobile Entertainment Co., Limited ("3GUU HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
Guangzhou Yitongtianxia Software Development Co., Ltd. ("Yitongtianxia")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
HYD Holding Limited ("HYD Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
3GUU Holding Limited ("3GUU Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
Shenzhen Douqu Software Co., Ltd ("Douqu")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 05, 2012
Percentage of ownership	80.00%
Principal activities	Development, operation of mobile phone games
China Mobile Games and Entertainment Group (HK) Limited ("CMGE HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Oct. 11, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
Shanghai Suiyue Technology Co., Ltd. ("Shanghai Suiyue")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Apr. 09, 2013
Percentage of ownership	100.00%
Principal activities	Development, operation of mobile phone games
Weili Development Limited ("Weili")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Jun. 04, 2013
Percentage of ownership	100.00%
Principal activities	Investment holding
CMGE Investment Limited ("CMGE Investment")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Jun. 04, 2013
Percentage of ownership	100.00%
Principal activities	Investment holding
China Perfect Investment Limited ("China Perfect")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Aug. 06, 2013
Percentage of ownership	100.00%
Principal activities	Investment holding
Guangzhou Huifenghechang Technology Co., Ltd. ("Huifenghechang")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Jul. 11, 2013
Percentage of ownership	100.00%
Principal activities	Development, operation of mobile phone games
Vogins Technology Co. Limited ("Vogins BVI")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Nov. 22, 2013
Percentage of ownership	90.62%
Principal activities	Investment holding
Vogins Technology (Shanghai) Co., Ltd ("Vogins")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Nov. 22, 2013
Percentage of ownership	100.00%
Principal activities	Provision of billing and collection services
OWX Group Limited ("OWX Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb. 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding